Securities Available for Sale (Details 3) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Principal balances of securities available for sale
Gross unrealized gains	$ 3,659	$ 517
Gross unrealized Losses	4	1,763
FRB advance commitments [Member]
Principal balances of securities available for sale
Amortized cost	3,037	6,225
Gross unrealized gains	95	191
Gross unrealized Losses	0	0
Estimated fair value	$ 3,132	$ 6,416